Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Abstract]
Balance at beginning of year	$ 12,732	$ 11,765	$ 9,928
Subsequent reversal and utilization of valuation allowance	(87)	(17)
Changes to valuation allowance	1,585	723	2,107
Expirations	(1,720)
Exchange differences	536	261	(270)
Balance at end of year	$ 13,046	$ 12,732	$ 11,765